Non-Consolidated Affiliates	9 Months Ended
Sep. 30, 2011
Non-Consolidated Affiliates [Abstract]
Non-Consolidated Affiliates

NOTE 5. Non-Consolidated Affiliates

The Company recorded equity in net income of non-consolidated affiliates of $43 million and $35 million for the three-month periods ended September 30, 2011 and 2010, respectively. For the nine-month periods ended September 30, 2011 and 2010, the Company recorded $130 million and $100 million, respectively. The Company had $547 million and $439 million of equity in the net assets of non-consolidated affiliates at September 30, 2011 and December 31, 2010, respectively.

The following table presents summarized financial data for the Company’s non-consolidated affiliates, including Yanfeng Visteon Automotive Trim Systems Co., Ltd (“Yanfeng”), of which the Company owns a 50% interest and which is considered a significant non-consolidated affiliate. Summarized financial information reflecting 100% of the operating results of the Company’s equity investees are provided below for the three-month and nine-month periods ended September 30.

	Three months ended September 30
	Net Sales		Gross Margin		Net Income
	2011	2010	2011	2010	2011	2010
	(Dollars in Millions)
Yanfeng.	$740	$713	$125	$110	$68	$52
All other	211	203	38	33	19	20

	$951	$916	$163	$143	$87	$72

	Nine months ended September 30
	Net Sales		Gross Margin		Net Income
	2011	2010	2011	2010	2011	2010
	(Dollars in Millions)
Yanfeng.	$2,199	$1,834	$362	$295	$200	$150
All other	603	656	108	101	60	49

	$2,802	$2,490	$470	$396	$260	$199

The Company monitors its investments in the net assets of non-consolidated affiliates for indicators of other-than-temporary declines in value on an ongoing basis. If the Company determines that such a decline has occurred, an impairment loss is recorded, which is measured as the difference between carrying value and fair value.